Shareholder Report, Line Graph (Details) - USD ($)							1 Months Ended				5 Months Ended	7 Months Ended	12 Months Ended	13 Months Ended				17 Months Ended	19 Months Ended	25 Months Ended				29 Months Ended	31 Months Ended	37 Months Ended				41 Months Ended	43 Months Ended	49 Months Ended				53 Months Ended	61 Months Ended			65 Months Ended	73 Months Ended			77 Months Ended	85 Months Ended		89 Months Ended	97 Months Ended	101 Months Ended	113 Months Ended
	Mar. 28, 2022	Sep. 20, 2021	Sep. 24, 2019	Oct. 09, 2018	Oct. 11, 2017	Jun. 10, 2016	Oct. 31, 2021	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2022	Oct. 31, 2025	Oct. 31, 2022	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2025
C000169559
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia International Equity Income ETF
Accumulated Value						$ 10,000					$ 10,427							$ 13,048						$ 11,972						$ 12,696						$ 10,705				$ 14,087				$ 11,978			$ 14,456		$ 17,674	$ 22,601
C000169560
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia U.S. Equity Income ETF
Accumulated Value						10,000					10,547							12,801						13,357						14,585						13,391				19,964				20,208			20,960		27,004	28,429
C000193701
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Diversified Fixed Income Allocation ETF
Accumulated Value					$ 10,000					$ 9,970							$ 9,738						$ 11,122						$ 11,757						$ 12,012				$ 9,754				$ 9,959			$ 11,307		$ 12,217
C000202583
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Multi-Sector Municipal Income ETF
Accumulated Value				$ 10,000					$ 10,010							$ 11,053						$ 11,475						$ 11,946						$ 10,492				$ 10,748				$ 11,747			$ 12,277
C000213611
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Research Enhanced Core ETF
Accumulated Value			$ 10,000					$ 10,252							$ 11,054						$ 16,017						$ 14,324						$ 15,546				$ 21,685				$ 26,487
C000213612
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Research Enhanced Value ETF
Accumulated Value			10,000					10,202							9,370						13,631						12,996						13,258				17,567				19,712
C000230513
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Short Duration Bond ETF
Accumulated Value		$ 10,000					$ 9,930							$ 9,040						$ 9,397						$ 10,295						$ 11,022
C000234649
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Select Technology ETF
Accumulated Value	$ 10,000											$ 7,440							$ 8,812						$ 12,728						$ 16,998
MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI EAFE Index (Net)
Accumulated Value						10,000					10,231							12,629						11,763						13,062						12,165				16,324				12,569			14,379		17,682	21,753
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000					10,228							12,680						13,516						15,340						16,896				24,314				20,298			21,999		30,326	36,638
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value					10,000					10,005							9,799						10,927						11,603						11,548				9,737				9,772			10,802		11,467
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value				10,000					10,008							10,951						11,344						11,643						10,248				10,519				11,539			12,020
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000					10,246							11,359						16,301						13,631						14,924				20,606				24,960
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000					10,246							11,359						16,301						13,631						14,924				20,606				24,960
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000					9,890							8,339						8,369						9,252						9,822
MSCI ACWI Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI ACWI Index (Net)
Accumulated Value	10,000											8,332							9,207						12,226						14,994
Solactive GFS Developed Markets ex NA Large & Mid Cap Value Style USD Index (Net) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name													Solactive GFS Developed Markets ex NA Large & Mid Cap Value Style USD Index (Net) (TR)
Accumulated Value						10,000					10,500							13,026						12,049						12,859						10,768				15,351				12,640			15,040		18,764	24,596
MSCI EAFE Value Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI EAFE Value Index (Net)
Accumulated Value						10,000					10,511							12,950						11,953						12,612						10,289				14,231				11,905			14,061		17,260	22,359
Solactive GFS United States Large & Mid Cap Value Style USD Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name													Solactive GFS United States Large & Mid Cap Value Style USD Index (TR)
Accumulated Value						10,000					10,310							12,350						12,643						14,185						12,682				18,584				17,969			17,863		23,634	26,540
MSCI USA Value Index
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI USA Value Index
Accumulated Value						$ 10,000					$ 10,285							$ 12,265						$ 12,701						$ 14,107						$ 12,919				$ 18,438				$ 17,606			$ 17,364		$ 22,886	$ 24,899
Beta Advantage® Multi-Sector Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Beta Advantage<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Multi-Sector Bond Index
Accumulated Value					$ 10,000					$ 9,996							$ 9,757						$ 11,132						$ 11,833						$ 12,113				$ 9,774				$ 10,022			$ 11,410		$ 12,366
Beta Advantage® Multi-Sector Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Beta Advantage<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Multi-Sector Municipal Bond Index
Accumulated Value				$ 10,000					$ 10,006							$ 11,035						$ 11,402						$ 11,869						$ 10,423				$ 10,745				$ 11,809			$ 12,372
Beta Advantage® Research Enhanced U.S. Equity Index
Account Value [Line Items]
Line Graph and Table Measure Name													Beta Advantage<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Research Enhanced U.S. Equity Index
Accumulated Value			10,000					10,256							11,073						16,097						14,420						15,674				21,949				27,080
Beta Advantage® Research Enhanced U.S. Value Index
Account Value [Line Items]
Line Graph and Table Measure Name													Beta Advantage<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Research Enhanced U.S. Value Index
Accumulated Value			10,000					10,206							9,390						13,652						13,048						13,333				17,759				20,046
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value			$ 10,000					$ 10,172							$ 9,403						$ 13,517						$ 12,571						$ 12,588				$ 16,487				$ 18,325
Beta Advantage® Short Term Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Beta Advantage<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Short Term Bond Index
Accumulated Value		10,000					9,943							8,934						9,310						10,252						11,000
Bloomberg U.S. 1-5 Year Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. 1-5 Year Credit Index
Accumulated Value		$ 10,000					$ 9,930							$ 9,171						$ 9,534						$ 10,339						$ 10,989
S&P Global 1200 Information Technology Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													S&P Global 1200 Information Technology Index (Net)
Accumulated Value	10,000											7,839							10,103						15,101						20,945
PHLX Semiconductor Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name													PHLX Semiconductor Sector Index
Accumulated Value	$ 10,000											$ 6,779							$ 9,268						$ 14,396						$ 21,227